Employee Benefits - Net Periodic Pension Benefit Cost Assumptions (Details) - ICON Development Solutions Limited pension plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.80%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.50%	2.10%	2.90%
Rate of compensation increase	3.40%	3.30%	3.70%
Expected rate of return on plan assets	3.40%	4.00%	2.10%
Other comprehensive income
Actuarial (gain)/loss - benefit obligation	$ (2,097)	$ 5,294	$ 4,756
Actuarial gain – plan assets	(1,176)	(878)	(2,930)
Actuarial loss recognized in net periodic benefit cost	(625)	(160)	(67)
Total	$ (3,898)	$ 4,256	$ 1,759